Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Summary of calculation of fair value of MidMarket derivative
	Year Ended December 31,
	2013	2012

Fair value of Company’s common stock	$18.36	$0.68755-10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80%	56.78-112%
Exercise price	$4.00 - $5.00	$0.95-10.00
Estimated life	8.5 months	1.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266-0.12%

Summary of calculation of fair value of Series E warrants

	Year Ended December 31,
	2013	2012

Fair value of Company’s stock	$18.36	$0.68755
Volatility	80%	112%
Exercise price	$-	$500
Estimated life	0.5 months	2.75 years
Risk free interest rate (based on 1-year treasury rate)	0.11%	0.0266%

Summary of the transactions related to the derivative liability

Derivative liability at January 1, 2012	$38,557
Fair value of derivative at issuance, recognized as debt discount	193,944
Decrease in fair value of derivative liability, recognized as other income	(198,908)
Derivative liability at December 31, 2012	33,593
Fair value of derivative at issuance, recognized as debt discount	6,814,000
Increase in fair value of derivative liability, recognized as other income	14,156,361
Settlement of derivative liability	(1,126,231)
Derivative liability at December 31, 2013	$19,877,723